Contingent consideration	12 Months Ended
Jun. 30, 2022
Contingent Consideration [Abstract]
Disclosure Of Contingent Consideration Liabilities	Contingent consideration
Accounting policy
The contingent consideration liability was initially recognised at fair value on 1 October 2020 in accordance with IFRS 3. The liability was included as part of the consideration transferred for the acquisition of the Mponeng operations and related assets (refer to note 14). Changes in the fair value of the liability subsequent to initial recognition are included in other operating expenses.

Critical accounting estimates and judgements
The contingent consideration liability was initially valued using the discounted cash flow valuation method, discounted at a post-tax real rate of 10.6%.Other assumptions are the forecast Rand/US dollar exchange rate and life-of-mine plans. Refer to note 14 for details. Subsequent to initial recognition, the assumptions applied for the valuation of the liability were updated. As at 30 June 2022, the contingent consideration was valued using a post-tax real discount rate of 10.2% (2021: 10.3%). Refer to note 15 for exchange rate assumptions and other estimates used in the life-of-mine plans. The fair value calculated for the contingent consideration is level 3 in the fair value hierarchy due to the use of unobservable inputs. As at 1 October 2020, and the financial years ended 30 June 2021 and 30 June 2022, the contingent consideration attributable to the below infrastructure ounces of gold was valued at Rnil, as no ounces from below infrastructure sections of the orebody have been included in the life-of-mine plan of Mponeng.

The movement in the contingent consideration liability is as follows:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	417	—
Initial recognition as at 1 October 2020	—	544
Remeasurement of contingent consideration[1]	(61)	(127)
Balance at end of year	356	417
[1] The remeasurement of the liability relates primarily to a change in the production profile, which is based on Harmony's life-of-mine plan for the Mponeng operation.